Share-based payments - Details grants Rapidfit narrative (Detail) - Rapidfit+ plan [member] - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Rapidfit+ details grants narrative [line items]
Maximum number of warrants	300
Number of warrants granted	199
Share-based payment expense	€ 2,000	€ 7,000	€ 10,000